Consolidated Balance Sheets (Parenthetical) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Class A Shares
Common stock, unlimited shares authorized	Unlimited
Common stock, shares authorized		0
Common stock, shares issued	23,255,419	0
Common stock, shares outstanding	23,255,419	0
Class B Shares
Common stock, unlimited shares authorized	Unlimited
Common stock, shares authorized		0
Common stock, shares issued	53,227,852	0
Common stock, shares outstanding	53,227,852	0